Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Schedule of Intangible Assets

	2021	2020	2019
Net book value of intangible assets	47,474	41,245	37,608
Provision for impairment of intangible assets	(4,460)	(2,126)	(429)

	43,014	39,119	37,179

Summary of Evolution of the Group's Intangible Assets
The evolution of the Group’s intangible assets for the years ended December 31, 2021, 2020 and 2019 is as follows:

	Service concessions	Exploration rights	Other intangibles	Total
Cost	31,702	6,907	14,722	53,331
Accumulated amortization	20,110	—	12,819	32,929

Balance as of December 31, 2018	11,592	6,907	1,903	20,402

Cost
Increases	1,271	4,171 (2)	705	6,147
Translation effect	18,969	5,680	7,862	32,511
Adjustment for inflation (1)	—	—	833	833
Decreases, reclassifications and other movements	(6)	(103)	181	72

Accumulated amortization
Increases	1,848	—	526	2,374
Translation effect	12,332	—	7,475	19,807
Adjustment for inflation (1)	—	—	199	199
Decreases, reclassifications and other movements	—	—	(23)	(23)

Cost	51,936	16,655	24,303	92,894
Accumulated amortization	34,290	—	20,996	55,286

Balance as of December 31, 2019	17,646	16,655	3,307	37,608

Cost
Increases	1,049	715	870	2,634
Translation effect	21,213	6,528	8,768	36,509
Adjustment for inflation (1)	—	—	1,070	1,070
Decreases, reclassifications and other movements	(1)	(10,462)	319	(10,144)

Accumulated amortization
Increases	2,659	—	769	3,428
Translation effect	14,395	—	8,358	22,753
Adjustment for inflation (1)	—	—	251	251
Decreases, reclassifications and other movements	—	—	—	—

Cost	74,197	13,436	35,330	122,963
Accumulated amortization	51,344	—	30,374	81,718

Balance as of December 31, 2020	22,853	13,436	4,956	41,245

Cost
Increases	2,380	34	694	3,108
Translation effect	16,547	2,739	7,495	26,781
Adjustment for inflation (1)	—	—	2,028	2,028
Decreases, reclassifications and other movements	—	(2,199)	158	(2,041)

Accumulated amortization
Increases	3,485	—	1,348	4,833
Translation effect	11,623	—	6,718	18,341
Adjustment for inflation (1)	—	—	473	473
Decreases, reclassifications and other movements	—	—	—	—

Cost	93,124	14,010	45,705	152,839
Accumulated amortization	66,452	—	38,913	105,365

Balance as of December 31, 2021	26,672	14,010	6,792	47,474

(1)	Corresponds to adjustment for inflation of opening balances of intangible assets in subsidiaries with the Peso as functional currency which was charged to other comprehensive income.
(2)	See Note 34.b).

Summary of Reconciliation of Provision for Impairment of Intangible Assets
Set forth below is the evolution of the provision for impairment of intangible assets for the years ended December 31, 2021, 2020 and 2019:

	2021	2020	2019
Amount at beginning of year	2,126	429	—
Increase charged to profit or loss	1,482	1,399	429
Transfers and other movements	—	—	—
Adjustment for inflation (1)	—	152	—
Translation differences	852	146	—

Amount at end of year	4,460	2,126	429

(1)
Corresponds to adjustment for inflation of opening balances of the provision for impairment of intangible assets in subsidiaries with the Peso as functional currency which was charged to other comprehensive income.